Loan Level Tape Compare Upload
Loans in Report	7

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
BRAVO 2026-NQM5 1000223	XXXXXX	Note Date	XXXXXX	XXXXXX
BRAVO 2026-NQM5 1000224	XXXXXX	Note Date	XXXXXX	XXXXXX
BRAVO 2026-NQM5 1000157	XXXXXX	Note Date	XXXXXX	XXXXXX
BRAVO 2026-NQM5 1000098	XXXXXX	Note Date	XXXXXX	XXXXXX
BRAVO 2026-NQM5 1000250	XXXXXX	Note Date	XXXXXX	XXXXXX
BRAVO 2026-NQM5 1000026	XXXXXX	Loan Purpose	Rate and Term Refi	Cashout Refi
BRAVO 2026-NQM5 1000027	XXXXXX	Note Date	XXXXXX	XXXXXX

The findings in this report are preliminary and subject to revision by Clayton. This report is confidential and for Client’s internal use only. This report is not for purposes of 17g5 filings and is not redacted. For Securitization reporting please submit a request to CL_SecondaryMarketAcquisitions@clayton.com